Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 14, 2014
Document and Entity Information:
Entity Registrant Name	NEW COLOMBIA RESOURCES INC
Document Type	10-Q
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0000772370
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		96,216,809
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2